Average Annual Total Returns{- Franklin Low Duration Total Return Fund} - Franklin Investors Securities Trust - FIST2-35 - Franklin Low Duration Total Return Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Bloomberg Barclays U.S. Government & Credit (1-3 Year) Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays U.S. Government & Credit (1-3 Year) Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays U.S. Government & Credit (1-3 Year) Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	0.73%	1.93%	1.59%	(0.49%)	0.84%	0.56%	0.41%	1.00%	0.77%	1.68%	1.98%	1.42%	2.81%	2.14%	1.55%	3.45%	2.79%	2.06%	[1]	3.35%	2.65%	2.08%	3.33%	2.21%	1.59%

[1]	1. Since inception May 1, 2013.